Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Sales	$ 42,010	$ 42,836
Costs and expenses
Cost of goods sold	36,021	37,037
Selling, general and administrative	2,221	2,061
Depreciation	1,547	1,510
Amortization of acquired intangible assets	111	112
Interest expense, net	209	211
Equity income	(143)	(101)
Other expense, net	736	464
Income from operations before income taxes	1,308	1,542
Income taxes	425	446
Net income	883	1,096
Income attributable to non-controlling interests	(54)	(87)
Net income attributable to Magna International Inc.	$ 829	$ 1,009
Earnings per Common Share:
Basic	$ 2.94	$ 3.52
Diluted	$ 2.93	$ 3.52
Weighted average number of Common Shares outstanding during the year [in millions]:
Basic	281.7	286.8
Diluted	282.5	286.9